PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                THE STRONG CASH MANAGEMENT FUNDS - INVESTOR CLASS

                           STRONG HERITAGE MONEY FUND
                           STRONG INVESTORS MONEY FUND
                            STRONG MONEY MARKET FUND
                       STRONG MUNICIPAL MONEY MARKET FUND
                           STRONG TAX-FREE MONEY FUND

                              STRONG ADVANTAGE FUND
                         STRONG MUNICIPAL ADVANTAGE FUND

Supplement to the Prospectus dated March 1, 2001, as supplemented on September 19, 2001

STRONG ADVANTAGE FUND AND STRONG MUNICIPAL ADVANTAGE FUND
On February 1, 2002, the Board of Directors of the Strong Advantage Fund and the Strong Municipal Advantage Fund approved a change in the name of each fund. Therefore, effective February 25, 2002, the Strong Advantage Fund will be named the Strong Ultra Short Fund and, effective March 1, 2002, the Strong Municipal Advantage Fund will be named the Strong Municipal Ultra Short Fund. Strong Capital Management, Inc., the funds' investment advisor, anticipates that the name changes will not result in any material changes to the funds' portfolio composition or in the manner in which the funds are managed.

STRONG INVESTORS MONEY FUND
CLOSING. Effective the close of the market on February 5, 2002, the Strong Investors Money Fund closed to new investors. In addition, if the reorganization described below is approved, after the close of the market on May 30, 2002, the Fund will no longer accept additional investments by current shareholders, except for reinvested dividends.

REORGANIZATION AND MEETING OF SHAREHOLDERS. On February 1, 2002, the Strong Investors Money and the Strong Money Market Funds' Board of Directors approved the reorganization of the Strong Investors Money Fund into the Strong Money Market Fund and called for a meeting of the shareholders of the Strong Investors Money Fund to be held on May 3, 2002, at which shareholders will vote on whether to approve a plan of reorganization. The Board of Directors believes the reorganization is in the best interest of shareholders because the Strong Investors Money Fund shareholders would benefit from fewer account restrictions, additional service features, and a larger asset base. In addition, the Strong Money Market Fund and the Strong Investors Money Fund have identical investment objectives, investment policies, and portfolio manager and the net expense ratio of the Strong Money Market Fund is expected to be the same or lower than that of the Strong Investors Money Fund at the time of the reorganization because of a contractual cap on the Strong Money Market Fund's expenses through March 1, 2003.

Following the necessary approvals at the shareholder meeting, shareholders' accounts in the Strong Investors Money Fund will automatically be converted - on a tax-free basis - into shares of the Strong Money Market Fund with a value equivalent to the value of the account in the Strong Investors Money Fund on the conversion date. Before the conversion date, if you would like to arrange an exchange or redemption of your Strong Investors Money Fund shares, you may call us at the number below. PLEASE BE AWARE, HOWEVER, THAT A REDEMPTION OR EXCHANGE IS A TAXABLE EVENT THAT, DEPENDING ON YOUR INDIVIDUAL CIRCUMSTANCES, MAY GIVE RISE TO A TAX LIABILITY FOR YOU.

    If you have any questions, please call us, day or night, at 1-800-368-3863, 24 hours a day, 7 days a week.

               The date of this Prospectus Supplement is February
                                   25, 2002.






            PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                THE STRONG CASH MANAGEMENT FUNDS - INVESTOR CLASS
                           STRONG HERITAGE MONEY FUND
                           STRONG INVESTORS MONEY FUND
                            STRONG MONEY MARKET FUND
                       STRONG MUNICIPAL MONEY MARKET FUND
                           STRONG TAX-FREE MONEY FUND

                              STRONG ADVANTAGE FUND
                         STRONG MUNICIPAL ADVANTAGE FUND

                   THE STRONG ADVANTAGE FUNDS - ADVISOR CLASS
                              STRONG ADVANTAGE FUND
                         STRONG MUNICIPAL ADVANTAGE FUND

             THE STRONG CASH MANAGEMENT FUNDS - INSTITUTIONAL CLASS
                           STRONG HERITAGE MONEY FUND
                              STRONG ADVANTAGE FUND
                         STRONG MUNICIPAL ADVANTAGE FUND

Supplement to the Prospectuses dated March 1, 2001, as supplemented on July 31, 2001

STRONG ADVANTAGE FUND AND STRONG MUNICIPAL ADVANTAGE FUND
On February 1, 2002, the Board of Directors of the Strong Advantage Fund and the Strong Municipal Advantage Fund approved a change in the name of each fund. Therefore, effective February 25, 2002, the Strong Advantage Fund will be named the Strong Ultra Short Fund and, effective March 1, 2002, the Strong Municipal Advantage Fund will be named the Strong Municipal Ultra Short Fund. Strong Capital Management, Inc., the funds' investment advisor, anticipates that the name changes will not result in any material changes to the funds' portfolio composition or in the manner in which the funds are managed.

STRONG INVESTORS MONEY FUND
CLOSING. Effective the close of the market on February 5, 2002, the Strong Investors Money Fund closed to new investors. In addition, if the reorganization described below is approved, after the close of the market on May 30, 2002, the Fund will no longer accept additional investments by current shareholders, except for reinvested dividends.

REORGANIZATION AND MEETING OF SHAREHOLDERS. On February 1, 2002, the Strong Investors Money and the Strong Money Market Funds' Board of Directors approved the reorganization of the Strong Investors Money Fund into the Strong Money Market Fund and called for a meeting of the shareholders of the Strong Investors Money Fund to be held on May 3, 2002, at which shareholders will vote on whether to approve a plan of reorganization. The Board of Directors believes the reorganization is in the best interest of shareholders because the Strong Investors Money Fund shareholders would benefit from fewer account restrictions, additional service features, and a larger asset base. In addition, the Strong Money Market Fund and the Strong Investors Money Fund have identical investment objectives, investment policies, and portfolio manager and the net expense ratio of the Strong Money Market Fund is expected to be the same or lower than that of the Strong Investors Money Fund at the time of the reorganization because of a contractual cap on the Strong Money Market Fund's expenses through March 1, 2003.

Following the necessary approvals at the shareholder meeting, shareholders' accounts in the Strong Investors Money Fund will automatically be converted - on a tax-free basis - into shares of the Strong Money Market Fund with a value equivalent to the value of the account in the Strong Investors Money Fund on the conversion date. Before the conversion date, if you would like to arrange an exchange or redemption of your Strong Investors Money Fund shares, you may call us at the number below. PLEASE BE AWARE, HOWEVER, THAT A REDEMPTION OR EXCHANGE IS A TAXABLE EVENT THAT, DEPENDING ON YOUR INDIVIDUAL CIRCUMSTANCES, MAY GIVE RISE TO A TAX LIABILITY FOR YOU.

   If you have any questions, please call us, day or night, at 1-800-368-3863,
                         24 hours a day, 7 days a week.

          The date of this Prospectus Supplement is February 25, 2002.